CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Treasury stocks, par value	$ 0.00000005	$ 0.00000005
Treasury stock, shares	366,981,615	229,281,465
Class A ordinary shares
Ordinary shares, par value	$ 0.00000005	$ 0.00000005
Ordinary shares, shares authorized	999,643,050,556	999,643,050,556
Ordinary shares, shares issued	10,431,482,973	5,281,820,043
Common stock shares outstanding	9,703,445,043	4,302,538,578
Treasury stock, shares	366,981,615
Class B ordinary shares
Ordinary shares, par value	$ 0.00000005	$ 0.00000005
Ordinary shares, shares authorized	356,624,444	356,624,444
Ordinary shares, shares issued	311,624,444	311,624,444
Common stock shares outstanding	311,624,444	311,624,444